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  [LOGO of VedderPrice]                                Chicago
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                                                       W. Thomas Conner
                                                       Shareholder*
                                                       +1 212 407 7715
                                                       tconner@vedderprice.com
                                                       *Attorney licensed to
                                                       practice in DC, MA
                                                       and VA; supervised by
                                                       Vedder Price P.C.
                                                       attorneys in the
                                                       state of New York.

December 14, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Commission
100 F Street, NE
Washington, D.C. 20549

RE:  POST-EFFECTIVE AMENDMENT NO. 7
     BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
     BRIGHTHOUSE SEPARATE ACCOUNT B
     FILE NOS. 333-209058/811-08306
     CLASS VA (OFFERED ON AND AFTER MAY 2, 2016)

Commissioners:

     On behalf of Brighthouse Life Insurance Company of NY (the "Company") and Brighthouse Separate Account B (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 7 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account.

     This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to reflect certain revisions to prospectus disclosure which reflect certain product enhancements and comments received from the staff of the U.S. Securities and Exchange Commission. Rather than making these changes in a prospectus supplement, we have revised the prospectus. The product enhancements include a revised guaranteed lifetime withdrawal benefit (GLWB) rider.

     If you have any questions or comments regarding the Amendment, please call the undersigned at (212) 407-7715 or Nathaniel Segal at (312) 609-7747.

Very truly yours,

/s/ W. Thomas Conner

W. Thomas Conner
Shareholder*

WTC

Attachment

Cc: Nathaniel Segal

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